Other Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Other Accounts Receivable [Abstract]
Other accounts receivable, net

12. Other accounts receivable, net

As of December 31, this caption comprises:

	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022

Guarantee deposits (a)	139,019	194,885	135,650	110,507	3,369	84,378
Petroleos del Peru S.A.- Petroperu S.A. (b)	106,077	105,073	19,262	15,291	86,815	89,782
Claims to third parties (c)	113,685	88,919	56,069	17,130	57,616	71,789
Advances to suppliers (d)	31,365	53,658	31,365	53,658	-	-
Restricted funds (e)	7,346	52,014	-	44,668	7,346	7,346
VAT credit (f)	41,077	50,172	32,706	39,959	8,371	10,213
Income tax on-account payments (g)	44,072	48,729	44,072	48,729	-	-
Cumbra Peru S.A. - Refineria Talara (h)	125,864	36,266	115,435	36,266	10,429	-
Consorcio Panorama (i)	27,193	21,081	-	-	27,193	21,081
ITAN and other tax receivable	17,285	15,022	17,203	14,001	82	1,021
Accounts receivable from personnel	16,864	2,359	16,864	2,359	-	-
Other minors	18,571	10,747	18,432	10,627	139	120
	688,418	678,925	487,058	393,195	201,360	285,730

The fair value of the other short-term accounts receivable is similar to their carrying amount due to their short-term maturity. The other non-current accounts receivable correspond mainly to claims to third parties and maturities range from two (2) to five (5) years.

Maximum exposure to credit risk at the reporting date is the carrying amount of every class of other accounts receivable.

Find below a description and composition of the main items of the balance of other accounts receivable:

(a)	It corresponds to funds held by customers for work contracts mainly of the subsidiary Cumbra Peru S.A. These deposits are retained by customers to ensure the subsidiary’s compliance with its obligations under contracts. The amounts retained will be recovered once the work is completed.

	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Cumbra Peru S.A. - Projects and Consortiums	27,821	113,473	27,821	33,505	-	79,968
Vial y Vives - DSD S.A. - Engineering works and construction	79,126	54,236	79,126	54,236	-	-
Cumbra Peru S.A. - Quellaveco Concentrator Plant	12,133	11,436	12,133	11,436	-	-
Cumbra Peru S.A. - Piura Gas Pipeline Project	8,914	7,187	8,914	2,782	-	4,405
Cumbra Peru S.A. - Toquepala Electromechanics	-	5,817	-	5,817	-	-
Morelco S.A.S. - Engineering works and construction	6,617	2,403	6,617	2,403	-	-
Others	4,408	333	1,039	328	3,369	5
	139,019	194,885	135,650	110,507	3,369	84,378

(b)	Corresponds to additional investments directly related to modernization, expansion, adaptation to current regulations and other operating or commercial requirements established in the operating contracts signed between Terminales del Peru and Petroleos del Peru – Petroperu S.A.

The additional investments are accredited based on the inspection report of the contractor, both of the capital invested by the operator and of the compliance with the operational aspects, technical, safety, environmental and social standards and requirements of the project that is the subject of the additional investment. In accordance with the contracts for the operation of the North and Central hydrocarbon supply terminals, these accounts receivable from Petroperu do not generate interest.

(c)	As of December 31, 2021 and 2022, corresponds to the following claims to third parties:

	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Superintendencia Nacional de Aduanas y de Administracion Tributaria (SUNAT) (c.1)	30,994	27,968	-	-	30,994	27,968
Ministry of Housing and Fondo Mi Vivienda (c.2)	23,953	26,084	-	-	23,953	26,084
Accounts receivable from joint venture (c.3)	46,360	21,100	46,360	7,915	-	13,185
Others	12,378	13,767	9,709	9,215	2,669	4,552
	113,685	88,919	56,069	17,130	57,616	71,789

(c.1)	Superintendencia Nacional de Aduanas y de Administracion Tributaria (SUNAT)

Corresponds to the company’s claim before the Specialized Administrative Court of the Court of Justice of Lima against the Tax Administration for deductions of investment losses. The balance as of December 31, 2022 is S/27.9 million (S/30.9 million as of December 31, 2021). In Management’s opinion and that of legal advisors, this account will be collected in a five-year period, estimated date for the end of the judicial process.

(c.2)	Ministry of Housing and Mi Vivienda Fund

Corresponds to a claim in favor of the Corporation, resulting from the termination of the contract called “Ciudad Alameda de Ancon”, signed by VIVA, the Ministry of Housing and Construction and Sanitation and Fondo Mi Vivienda S.A. As of December 31, 2022 the net amount of the claim corresponds to its fair value, which amounts to S/ 26 million (S/23 million as of December 31, 2021) and results from the discount of the gross amount of the claim, to be collected over 11 years, at a rate of 7.99%. The gross amount of the claim amounting to S/ 46.7 million (including the full amount of the services provided by VIVA in the Ancon Project) is part of the amount of the claim filed by VIVA against the Ministry of Housing, Construction and Sanitation for the amount of S/ 116.3 million, which also includes an indemnity for damages (consequential damages and loss of profits). According to Management and legal advisors, it is expected that the amount of the claim will be collected within a maximum period of 11 years.

(c.3)	Joint Venture

As of December 31, 2022 the balance corresponds to the attributions of proceeds to Cotinavec Montaje Peru S.A.C. for S/13 million, the balance is in the process of arbitration with an estimated date to be resolution, June 2025 as well as to other accounts receivables for S/7.9 million (S/29 million and S/17.3 million as of December 31, 2021).

(d)	As of December 31, 2021 and 2022, corresponds to advance payments to suppliers as following:

In thousands of soles	2021	2022
Cumbra Peru S.A. - Aeropuerto Jorge Chavez	7,992	18,353
Cumbra Peru S.A. - Projects and Consortiums	10,646	15,220
Tren Urbano de Lima S.A. - Alstom Transporte	3,691	3,691
Others	9,036	16,394
	31,365	53,658

(e)	As of December 31, 2022, restricted funds correspond to bank certificates under guarantee composed as follows: Cumbra Peru S.A. for S/ 29.9 million – EPC Talara, Cumbra Ingenieria S.A. for S/ 14.7 million, and a restricted fund of Concesionaria La Chira S.A. for S/ 7.3 million. (As of December 31, 2021 a restricted fund of Concesionaria La Chira S.A. for S/ 7.3 million).

(f)	As of December 31, 2021 and 2022, correspond to tax credit related to sales tax of the following subsidiaries:

	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Cumbra Peru S.A.	12,737	14,492	12,737	14,492	-	-
Tren Urbano de Lima S.A.	4,266	8,501	4,266	8,501	-	-
Viva Negocio Inmobiliario S.A.C.	6,110	8,077	514	639	5,596	7,438
Unna Transporte S.A.C.	5,333	5,033	5,333	5,033	-	-
Carretera Andina del Sur S.A.C.	1,475	4,313	1,475	4,313	-	-
Unna Energia S.A.	1,911	3,511	1,911	3,511	-	-
Cumbra Ingenieria S.A.	1,947	2,023	1,947	2,023	-	-
AENZA S.A.A.	3,715	879	3,715	879	-	-
Others	3,583	3,343	808	568	2,775	2,775
	41,077	50,172	32,706	39,959	8,371	10,213

(g)	As of December 31, 2021 and 2022, corresponds to income tax payment on account and balance in favor of the following subsidiaries:

In thousands of soles	2021	2022
Cumbra Peru S.A.	25,539	23,079
Unna Energia S.A.	932	15,739
Unna Transporte S.A.C.	844	5,119
Cumbra Ingenieria S.A.	4,331	2,754
AENZA S.A.A.	1,129	1,055
Carretera Andina del Sur S.A.C.	370	482
Qualys S.A.	502	156
Tren Urbano de Lima S.A.	9,990	-
Others	435	345
	44,072	48,729

(h)	Cumbra Peru S.A. - Talara Refinery

As of December 2022, Cumbra Peru S.A. had a lawsuit pending against Tecnicas Reunidas de Talara S.A.C. (TRT) for approximately US$ 78 million as compensation for damages suffered as a result of various contractual breaches. In turn, Tecnicas Reunidas de Talara S.A.C. filed a counterclaim for approximately US$ 81 million alleging that Cumbra Peru S.A. had breached the subcontract entered into between the two companies. On the other hand, on December 28, 2020, Tecnicas Reunidas de Talara S.A.C. executed two letters of guarantee issued by Banco Santander, the first for US$ 16 million for Fidelity Performance and the second letter of guarantee for US$ 7.7 million for advance payment of work, despite the fact that the obligations guaranteed by the letter of guarantee were being litigated in the process described in this paragraph. At December 31, 2021, the balance of accounts receivable from TRT including executed bond letters amounted to US$ 31.6 million, equivalent to S/ 125.8 million.

In December 2022, the Company signed an agreement with Tecnicas Reunidas de Talara S.A.C., in order to solve claims of both parties. As a result of this agreement, the Company impaired account receivables rights for US$ 29.6 million equivalent to S/113 million (Note 12-j.1). Also, the Company would receive payments for outstanding invoices for an amount of US$10.3 million (equivalent to S/36.2 million) before January 31, 2023. As of the closing date of this report, the Company has collected the full amount agreed.

(i)	As of December 31, 2021 and 2022, corresponds to the settlement agreement of the Consorcio Panorama signed by Viva Negocio Inmobiliario S.A.C. and Inversiones Maje S.A.C. on December 14, 2018. This balance includes the return of contributions and profit totaling US$ 6.8 million (equivalent to S/ 26 million), obtained based on future sales of the properties held in the Project, which has an estimated collection date of August 2025.

The movement of impairment of other accounts receivable in 2020, 2021 and 2022 was as follows:

In thousands of soles	Tax credit	Guaranties Retention	Claims to third parties	Total
At January 1, 2020	-	165	(30,863)	(30,698)
Impairment of Unna Transporte S.A.C.	(6,222)	(12,511)	(62,456)	(81,189)
Write-off	-	12,530	(325)	12,205
Exchange difference	-	-	(2,188)	(2,188)
Translations adjustments	-	(184)	4	(180)
At December 31, 2020	(6,222)	-	(95,828)	(102,050)
At January 1, 2021	(6,222)	-	(95,828)	(102,050)
Additions	-	-	(21,178)	(21,178)
Write-off	-	-	986	986
Exchange difference	-	-	(2,400)	(2,400)
Translations adjustments	-	-	(4,927)	(4,927)
At December 31, 2021	(6,222)	-	(123,347)	(129,569)

At January 1, 2022	(6,222)	-	(123,347)	(129,569)
Additions	-	-	(127,348)	(127,348)
Write-off	-	-	113,037	113,037
Exchange difference	-	-	2,646	2,646
Translations adjustments	-	-	603	603
At December 31, 2022	(6,222)	-	(134,409)	(140,631)

As of December 31, 2022 the additions correspond to: a) Cumbra Peru S.A. for S/ 115.6 million (Tecnicas Reunidas Talara S.A. S/113 million, Consorcio Chavimochic for S/1.9 million and Morelco S. A.S. for S/0.7 million); b) AENZA S.A.A. for S/3.1 million from Mota Engil; and c) Cumbra Ingenieria S.A. for S/ 0.6 million from Consorcio Supervisor Red Vial 4 (Note 25.iii); and d) additions in the subsidiary Viva Negocio Inmobiliario S.A.C. recorded in Other Expenses for S/8.1 million from Consorcio Panorama (Note 27.C).

As of December 31, 2021 the additions correspond to: a) Cumbra Peru S.A. for S/ 1 million (Morelco S.A.S. for S/0.6 million, Construyendo Pais S.A. for S/0.5 million); b) Unna Transportes S.A.C. for S/0.2 million from Obras de Ingenieria S.A. (Note 25.iii). Also, additions in Aenza S.A.A. recorded in other expenses for S/ 19.9 million coming from Adexus S.A. (Note 27.C).

As of December 31, 2020, the additions correspond to estimates affecting Cost of sales for S/12.3 million corresponding to: a) Unna Transporte S.A.C. for S/11.4 million from Obras de Ingenieria S.A. b) Cumbra Peru S/0.9 million (Note 25.iii). Also, estimates recorded in other expenses for S/68.8 million corresponding to a) Concesionaria Via Expresa Sur S.A. for S/ 55.8 million from the Metropolitan Municipality of Lima for S/49.6 and unused tax credit for S/6.2 million. b) Cam Holding S.P.A. for S/12.5 million for the guarantee of the sale of Cam Chile S.P.A. c) Other minors for S/0.5 million (Note 27.C).